Convertible Notes Liabilities - Schedule of Fair Value of Convertible Notes Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value of Convertible Notes Liabilities [Abstract]
At beginning of the year	$ 2,930,281
Addition		11,490,233
Interest expenses incurred	819,601	483,000
Exercised	(277,409)	(10,015,013)
Fair value change	2,003,953	972,061
At end of the year	$ 5,476,426	$ 2,930,281